DaimlerChrysler Financial Services Americas LLC	Distribution Date: 10-Dec-07
DaimlerChrysler Auto Trust 2007-A Monthly Servicer’s Certificate (MF)	Page 1 of 3

Payment Determination Statement Number	1
Distribution Date	10-Dec-07
Record Date	07-Dec-07

Dates Covered	From and Including	To and Including
Collections Period	01-Nov-07	30-Nov-07
Accrual Period	21-Nov-07	09-Dec-07
30/360 Days	33
Actual/360 Days	19

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	108,773	$2,327,054,210.34
Collections of Installment Principal		33,262,007.58
Collections Attributable to Full Payoffs		23,163,873.87
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		147,948.53

Pool Balance — End of Period(EOP)	107,488	$2,270,480,380.36

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,327,054,210.34
Pool Factor (Pool Balance as a % of Initial Pool Balance)	97.57%

Ending Overcollateralization(O/C) Amount	$85,019,630.68
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	103.890%

Cumulative Net Losses	$130,074.77
Net Loss Ratio (3 mos weighted avg.)	0.067%
Cumulative Recovery Ratio	12.081%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	29,074,209.76	1.281%	1,403
61-90 Days Delinquent	317,814.39	0.014%	11
91-120 Days Delinquent	25,172.08	0.001%	1
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	1,436,857.05	0.063%	55

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	1,779,843.52
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.07839%

	Current Month	Prior Month
Weighted Average A.P.R.	7.974%	0.000%
Weighted Average Remaining Term (months)	60.84	—
Weighted Average Seasoning (months)	7.21	—

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 10-Dec-07
DaimlerChrysler Auto Trust 2007-A Monthly Servicer’s Certificate (MF)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$33,262,007.58
Collections Attributable to Full Payoffs	23,163,873.87
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	17,873.76
Collections of Interest	15,245,339.21
Investment Earnings	98,212.57
Reserve Account	20,697,240.00
Hedge Receipts	295,341.90

Total Sources	$92,779,888.89

Cash Uses
Servicer Fee	$1,939,211.84
Hedge Payments (excl. termination payments)	0.00
A Note Interest	5,472,693.68
First Priority Principal Distribution Amount	0.00
B Note Interest	315,208.33
Second Priority Principal Distribution Amount	14,713,707.98
C Note Interest	116,284.72
Third Priority Principal Distribution Amount	39,400,000.00
Reserve Fund	20,697,240.00
Required Principal Distribution Amount	10,125,542.34
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$92,779,888.89

Administrative Payment
Total Principal and Interest Sources	$92,779,888.89
Investment Earnings in Trust Account	(98,212.57)
Hedge Receipts	(295,341.90)
Daily Collections Remitted	(71,687,440.99)
Cash Reserve in Trust Account	(20,697,240.00)
Servicer Fee (withheld)	(1,939,211.84)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	$(1,937,558.41)

O/C Release (Prospectus pg S31-S32)
Pool Balance	$2,270,480,380.36
Yield Supplement O/C Amount	(74,894,088.34)

Adjusted Pool Balance	$2,195,586,292.02

Total Securities	$2,185,460,749.68

Adjusted O/C Amount	$10,125,542.34

Target Overcollateralization Amount	$82,334,485.95

O/C Release Period?	No

O/C Release	$0.00

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 10-Dec-07
DaimlerChrysler Auto Trust 2007-A Monthly Servicer’s Certificate (MF)	Page 3 of 3

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 414,000,000.00 @ 4.945%	414,000,000.00	349,760,749.68	64,239,250.32	155.1672713	1,080,482.50	2.6098611
Class A-2a 206,000,000.00 @ 4.94%	206,000,000.00	206,000,000.00	0.00	0.0000000	480,552.22	2.3327778
Class A-2b 630,000,000.00 @ 5.3475%	630,000,000.00	630,000,000.00	0.00	0.0000000	1,778,043.75	2.8222917
Class A-3a 290,000,000.00 @ 5.00%	290,000,000.00	290,000,000.00	0.00	0.0000000	684,722.22	2.3611111
Class A-3b 115,000,000.00 @ 5.4475%	115,000,000.00	115,000,000.00	0.00	0.0000000	330,632.99	2.8750695
Class A-4 448,500,000.00 @ 5.28%	448,500,000.00	448,500,000.00	0.00	0.0000000	1,118,260.00	2.4933333
Class B 106,800,000.00 @ 6.25%	106,800,000.00	106,800,000.00	0.00	0.0000000	315,208.33	2.9513889
Class C 39,400,000.00 @ 6.25%	39,400,000.00	39,400,000.00	0.00	0.0000000	116,284.72	2.9513888

Total Notes	$2,249,700,000.00	$2,185,460,749.68	$64,239,250.32		$5,904,186.73

*	Class A-1 , A-2b, A-3b Interest is computed on an Actual/360 Basis. Days in current period 19